Shareholder Report, Average Annual Return (Details) 194058_Innovator Equity Defined Protection ETF - 1 Yr October_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr October
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 1 Yr October NAV
Average Annual Return, Percent	6.68%	5.95%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	18.62%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	17.12%